Fair Value Measurements (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Fair Value Measurements [Line Items]
Assets, transfers into Level 3 (in Dollars)		$ 0
Quoted price of public warrant	$ 11.5		$ 0.17
Liability, transfers, net (in Dollars)
Warrant [Member]
Fair Value Measurements [Line Items]
Quoted price of public warrant	$ 0.46		0.17
Private Placement Warrants [Member]
Fair Value Measurements [Line Items]
Quoted price of public warrant	$ 0.46		0.17
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements [Line Items]
Quoted price of public warrant		$ 0.13	$ 0.17